Accounts and notes payable (Tables)	12 Months Ended
Dec. 31, 2022
Accounts and notes payable
Summary of accounts and notes payable

	As of December 31,
	2021	2022
	RMB	RMB
Accounts payable	506,092	52,493
Notes payable (a)	782,753	216,853
Total accounts and notes payable	1,288,845	269,346
(a)	The Group’s notes payable mainly include short-term notes, typically with terms of 90 to 92 days which are provided to the Group’s suppliers and manufacturers. Notes payable as of December 31, 2021 were secured by short-term bank deposits of RMB350,000 and short-term investments of RMB432,753 held in commercial banks. Notes payable as of December 31, 2022 were secured by restricted cash of RMB18,579 and long-term bank deposits of RMB154,922 held in commercial banks.